NATURE OF OPERATIONS (Details) - $ / shares	Oct. 17, 2024	Feb. 28, 2026	Nov. 30, 2025	Jul. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
NATURE OF OPERATIONS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued for each share converted	4.081617